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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:


   /s/ Willis P. Dobbs            Atlanta, GA USA             November 2, 2004
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-

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[Repeat as necessary.]

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City Capital, Inc.
FORM 13F
30-Sep-04

                                                                                               Voting Authority
                                                                                               ----------------
                                Title of              Value     Shares/   Sh/   Put/  Invstmt   Other
Name of Issuer                    class     CUSIP    (x$1000)  Prn Amt   Prn   Call   Dscretn  Managers   Sole   Shared  None
------------------------------  --------  ---------  --------  --------  ----  -----  -------  --------  ------  ------  ----
3M COMPANY                         COM    88579Y101      256      3200    SH           Sole                3200
ABERCROMBIE & FITCH CO             COM    002896207     5195    164930    SH           Sole              164930
BANK OF AMERICA CORP               COM    060505104     7603    175469    SH           Sole              175469
BAXTER INTERNATIONAL               COM    071813109     5851    181920    SH           Sole              181920
BRINKER INTL INC                   COM    109641100     2567     82415    SH           Sole               82415
CHEVRONTEXACO CORP COM             COM    166764100      345      6440    SH           Sole                6440
CHOICEPOINT INC                    COM    170388102      352      8253    SH           Sole                8253
CITIGROUP INC.                     COM    172967101     4117     93316    SH           Sole               93316
COCA COLA CO                       COM    191216100      340      8493    SH           Sole                8493
COLONIAL BANCGROUP INC             COM    195493309      245     12000    SH           Sole               12000
CONOCO PHILLIPS                    COM    20825C104     6646     80220    SH           Sole               80220
DELL INC COM                       COM    24702R101     2608     73260    SH           Sole               73260
DUKE ENERGY CORPORATION            COM    264399106     6051    264340    SH           Sole              264340
GENERAL ELECTRIC CO                COM    369604103     6569    195612    SH           Sole              195612
HEALTH MGMT ASSOCIATES INC.-A      COM    421933102     3571    174770    SH           Sole              174770
HOME DEPOT                         COM    437076102     6014    153425    SH           Sole              153425
INTEL CORP                         COM    458140100     3544    176683    SH           Sole              176683
INTL BUSINESS MACHINES             COM    459200101     4711     54950    SH           Sole               54950
JEFFERSON PILOT CORP               COM    475070108     3305     66545    SH           Sole               66545
JOHNSON & JOHNSON                  COM    478160104     6459    114656    SH           Sole              114656
JPMORGAN CHASE & CO                COM    46625H100     6500    163611    SH           Sole              163611
LINCARE HOLDINGS INC               COM    532791100     3591    120870    SH           Sole              120870
MARRIOTT INTL CL A                 COM    571903202      203      3900    SH           Sole                3900
MASCO CORP                         COM    574599106      269      7800    SH           Sole                7800
MATTEL INC                         COM    577081102     4474    246800    SH           Sole              246800
MERCANTILE BANKSHARE               COM    587405101     4731     98655    SH           Sole               98655
MERCK & CO INC                     COM    589331107     4256    128971    SH           Sole              128971

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
MICROSOFT                          COM    594918104     2141     77420    SH           Sole               77420
PEPSICO INC.                       COM    713448108     4573     94003    SH           Sole               94003
PFIZER INC                         COM    717081103     5714    186742    SH           Sole              186742
SBC COMMUNICATIONS INC             COM    78387g103      305     11760    SH           Sole               11760
SCHERING PLOUGH CORP               COM    806605101     3224    169170    SH           Sole              169170
SPRINT CORP                        COM    852061100     4862    241510    SH           Sole              241510
SUNTRUST BANKS INC                 COM    867914103      457      6493    SH           Sole                6493
UNUMPROVIDENT CORP                 COM    91529Y106     4754    302970    SH           Sole              302970
HONDA MOTOR CO LTD - SPONS ADR     ADR    438128308     5004    205420    SH           Sole              205420
NOKIA CORP ADR A                   ADR    654902204     6039    440130    SH           Sole              440130
NORSK HYDRO AS-SPONS ADR           ADR    656531605     4043     55200    SH           Sole               55200
PETROLEO BRASILEIRO S.A.-ADR       ADR    71654V408     5228    148310    SH           Sole              148310
REPORT SUMMARY                       39 DATA RECORDS  146718               0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED